Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3.	RECENT ACCOUNTING PRONOUNCEMENTS

The following is a summary of recent accounting pronouncements that may
affect the Company:

IFRS
15,
Revenue from Contracts with Customers ("IFRS
15"
). The IASB issued IFRS
15,
which is effective for annual periods beginning on or after
January 1, 2018.
The standard contains a single model that applies to contracts with customers and two
approaches to recognizing revenue: at a point in time and over time. The model features a contract-based five
-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may
affect the amount and/or timing of revenue recognized. Based on current assessment, the Company does not
expect that this new standard will impact how the Company currently recognizes revenue.

3.	RECENT ACCOUNTING PRONOUNCEMENTS (Continued)

IFRS
16,
Leases (“IFRS
16”
) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (lessee) and the supplier (lessor). This will replace IAS
17,
Leases (“IAS
17”
) and related Interpretations. IFRS
16
provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract. IFRS
16
introduces a single accounting model for all lessees and requires a lessee to recognize right-of-use assets and lease liabilities for leases with terms of more than
12
months, unless the underlying asset is of low value, and depreciation of lease assets is reported separately from interest on lease liabilities in the income statement. Under IFRS
16,
lessor accounting for operating and finance leases will remain substantially unchanged. IFRS
16
is effective for annual periods beginning on or after
January 1, 2019,
with earlier application permitted for entities that apply IFRS
15,
Revenue from Contracts with Customers. The Company is in the process of assessing the impact of this standard on its consolidated financial statements.